Schedule of Business Acquisitions Pro Forma Information (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Business Combination, Asset Acquisition, Transaction between Entities under Common Control, and Joint Venture Formation [Abstract]
Pro forma revenue	$ 2,080	$ 2,053
Pro forma net loss	$ (3,191)	$ (13,333)
Pro forma net loss per share attributable to common shareholders, Basic	$ (6.57)	$ (602.02)
Pro forma net loss per share attributable to common shareholders, Diluted	$ (6.57)	$ (602.02)